ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable and allowance for doubtful accounts

	December 31,	December 31,
	2022	2021
	US$	US$

Accounts receivable	1,147,131	1,147,131
Less: allowance for doubtful accounts (i)	1,147,131	1,147,131
Accounts receivable, net	—	—

(i)	Due to the changes of the company's management and business team in the second half of 2021, the Company failed to collect the blockchain technical services receivable $1,092,208 from BGA FOUNDATION LTD and $54,923 from Beijing Qichi Trading Ltd. in a timely manner. At the end of 2021, the Company made provision for doubtful accounts.